Fair Value Measurement - Recurring basis (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Financial Liabilities Fair Value Disclosure	¥ 646,454,172
Recurring | Short-term investment
Assets
Assets	372,375,701
Level 2 | Recurring | Short-term investment
Assets
Assets	372,375,701
Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	646,454,172
Convertible notes | Recurring
Liabilities
Liabilities		¥ 318,466,215
Financial Liabilities Fair Value Disclosure	354,080,264
Convertible notes | Level 3 | Recurring
Liabilities
Liabilities		¥ 318,466,215
Financial Liabilities Fair Value Disclosure	354,080,264
ESA derivative liabilities
Liabilities
Financial Liabilities Fair Value Disclosure	269,251,436
ESA derivative liabilities | Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	269,251,436
Warrant liabilities
Liabilities
Financial Liabilities Fair Value Disclosure	19,083,004
Warrant liabilities | Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	19,083,004
Liability-settled share-based award to non-employee
Liabilities
Financial Liabilities Fair Value Disclosure	4,039,468
Liability-settled share-based award to non-employee | Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	¥ 4,039,468